Property, Plant and Equipment - Schedule of Plant and Building Include Buildings (Details) - 8-101 Bojingwan Beiyuan, Hexi District, Tianjing, the PRC [Member]	12 Months Ended
Dec. 31, 2024 [1]
Disclosure of detailed information about property, plant and equipment [line items]
Description	Office
Gross area (m2)	242

[1]	The property was pledged to a Chinese Bank to secure the Company’s bank loan with principal amount of $616,497.